Short-Term Investments And Marketable Securities	12 Months Ended
Dec. 31, 2011
Short-Term Investments And Marketable Securities [Abstract]
Short-Term Investments And Marketable Securities

Note 5 -  Short-term Investments and Marketable Securities

A.           Short-term investments and marketable securities

As of December 31, 2011 and 2010, Short-term investments consist of:

	December 31,
	2011	2010

Available-for-sale securities	$3,794	$10,058
Trading securities	-	1,123
Bank deposits	60,968	40,792
Total	$64,762	$51,973

B.           Available for sale marketable securities

As of December 31, 2011, all of the marketable securities consist of corporate bonds.

As of December 31, 2010, marketable securities consist of U.S. government bonds and corporate bonds.

During 2011, the Company recorded $980 of realization and adjustments of unrealized losses recorded in prior years from corporate bonds. Proceeds from the sale and maturity of available-for-sale securities were $10,000 in 2011; net realized gains included in finance income in 2011 were $281.

The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value marketable securities classified as available-for-sale by major security type and class of security at December 31, 2011 and 2010 are as follows:

		Gross	Gross
	Carrying	unrealized	unrealized
	amount	holding gains	holding (losses)	Fair value
At December 31, 2011 -
corporate debt securities	$20,682	$3	$(888)	$19,797

At December 31, 2010
U.S government or government
agencies	$2,021	$12	$-	$2,023
Corporate debt securities	11,815	101	(18)	11,898
Total At December 31, 2010	$13,836	$113	$(18)	$13,931

Maturities of debt securities classified as available-for-sale at December 31, 2011 were as follows:

	Carrying
	amount	Fair value
Current maturities	$3,791	$3,794
Due after one year through five years	16,891	16,003
	$20,682	$19,797

At December 31, 2011, all marketable securities which were in an unrealized loss position, had been in such a position for less than 12 months.